Employee Benefit Plans (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other employee benefit plans
Expense recognized related to qualified defined contribution benefit plan	$ 13,016	$ 8,479	$ 6,693
Key executives
Other employee benefit plans
Participant balances, reflected in other liabilities	$ 8,678	$ 10,051
Participant deferrals average interest rate (as a percent)	6.48%	6.53%
Reference rate	Moody’s Average Annual Corporate Bond Index rate
Interest rate margin for actively employed participants (as a percent)	0.45%
Key executives | Minimum
Other employee benefit plans
Fixed rates for retired participants (as a percent)	4.29%
Key executives | Maximum
Other employee benefit plans
Fixed rates for retired participants (as a percent)	5.07%
Select group of management and highly compensated individuals
Other employee benefit plans
Participant balances, reflected in other liabilities	$ 18,654	$ 16,633